Supplementary Financial Statements Information (Trade Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Financial Statements Information [Abstract]
Trade receivables	$ 2,542		$ 4,184
Less allowance for doubtful accounts	(544)	[1]	(263)	[1]	(66)
Trade receivables, net	1,998	[2]	3,921	[2]
Changes in the allowance for doubtful accounts
Beginning balance	263	[1]	66		29
Additions	281		197		53
Deductions					16
Ending balance	$ 544	[1]	$ 263	[1]	$ 66

[1]	The following are the changes in the allowance for doubtful accounts:Changes in the allowance for doubtful accountsUS$ thousandsBalance as of January 1, 201029 Additions 53 Deductions(16)Balance as of December 31, 201066 Additions 197 Deductions-Balance as of December 31, 2011263Additions 281Deductions-Balance as of December 31, 2012544
[2]	Includes balances in the amounts of $177 thousand and $74 thousand with related parties as of December 31, 2012 and 2011, respectively (see also Note 9).